Investment Objectives and Goals	Aug. 26, 2026
Plumb Balanced Fund
Prospectus [Line Items]
Risk/Return [Heading]	PLUMB BALANCED FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Plumb Balanced Fund (the “Balanced Fund”) seeks a high total return through capital appreciation while attempting to preserve principal, and secondarily seeks current income.
Plumb Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	PLUMB EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Plumb Equity Fund (the “Equity Fund”) seeks long-term capital appreciation.